Investment Securities (Amortized Cost and Fair Value by Contractual Maturity) (Detail) ¥ in Millions	Sep. 30, 2022 JPY (¥)
Held-to-maturity debt securities, Amortized cost:
Due in one year or less	¥ 2,914
Due from one year to five years	4,301,835
Due from five years to ten years	5,305,014
Due after ten years	4,237,337
Total	13,847,100
Held-to-maturity debt securities, Fair value:
Due in one year or less	2,913
Due from one year to five years	4,309,074
Due from five years to ten years	5,274,804
Due after ten years	4,043,530
Total	13,630,321
Available-for-sale debt securities, Fair value:
Due in one year or less	23,495,982
Due from one year to five years	11,570,005
Due from five years to ten years	4,409,181
Due after ten years	3,766,278
Total	¥ 43,241,446